First Trust WCM International Equity ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
First Trust WCM International Equity ETF | First Trust WCM International Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	30.51%	3.48%	13.83%	(13.25%)	11.32%